SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	6 Months Ended	12 Months Ended
	Feb. 29, 2020 CAD ($) Share	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	1,554,000	308,550	438,228
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 2.61	$ 45.20	$ 46.50
Number of share options forfeited in share-based payment arrangement | Share		(308,550)	(129,678)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $		$ 45.20	$ 41.50
Number of share options granted in share-based payment arrangement | Share	1,628,500	1,554,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 1.81	$ 2.61
Number of share options outstanding in share-based payment arrangement at end of period | Share	3,182,500	1,554,000	308,550
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 2.20	$ 2.61	$ 45.20